Property and Equipment, net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Computer equipment	$ 7,738	$ 7,738
Accumulated depreciation	(6,997)	(6,484)
Total property and equipment, net	$ 741	$ 1,254